Related parties	12 Months Ended
Dec. 31, 2019
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 35 Related parties

UBS defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Group Executive Board (GEB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all GEB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.19	31.12.18	31.12.17
Base salaries and other cash payments[1]	32	27	25
Incentive awards – cash[2]	14	15	15
Annual incentive award under DCCP	21	22	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	1	2	2
Equity-based compensation[3]	37	40	40
Total	108	109	106
Total (CHF million)[4]	107	107	106
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally five years. Refer to Note 30 for more information. For GEB members, equity-based compensation for 2019 was entirely comprised of LTIP awards and equity-based compensation for 2018 and 2017 was entirely comprised of EOP awards. For the Chairman of the BoD the equity-based compensation for 2019, 2018 and 2017 was entirely comprised of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2019: USD / CHF 0.99; 2018: USD / CHF 0.98; 2017: USD / CHF 1.00).

The independent members of the BoD do not have employment or service contracts with UBS, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.3 million (CHF 7.3 million) in 2019, USD 7.6 million (CHF 7.4 million) in 2018 and USD 7.1 million (CHF 7.1 million) in 2017.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.19	31.12.18
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	0	0
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	6,887,826	5,954,967
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, no shares were held by close family members of key management personnel on 31 December 2019 and 95,597 shares were held by close family members of key management personnel on 31 December 2018. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2019 and 31 December 2018. Refer to Note 30 for more information. As of 31 December 2019, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and GEB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2019	2018
Balance at the beginning of the year	34	42
Additions	9	15
Reductions	(11)	(22)
Balance at the end of the year[2]	33	34
Balance at the end of the year (CHF million)[2,3]	32	34
1 All loans are secured loans. 2 No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2019 and 2018, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2019, 31 December 2018 and 31 December 2017, there were no outstanding balances related to such transactions. Furthermore, in 2019 and 2018, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2019 and 2018, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	829	565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.19	31.12.18
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	1,598	4

Refer to Note 31 for an overview of investments in associates and joint ventures

UBS AG
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 35 Related parties

UBS AG defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS AG employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Executive Board (EB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all EB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.19	31.12.18	31.12.17
Base salaries and other cash payments[1]	30	25	24
Incentive awards – cash[2]	13	14	13
Annual incentive award under DCCP	20	21	20
Employer’s contributions to retirement benefit plans	2	3	3
Benefits in kind, fringe benefits (at market value)	1	2	2
Equity-based compensation[3]	34	38	36
Total	101	102	98
Total (CHF million)[4]	101	100	98
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally five years. Refer to Note 30 for more information. For EB members, equity-based compensation for 2019 was entirely comprised of LTIP awards and equity-based compensation for 2018 and 2017 was entirely comprised of EOP awards. For the Chairman of the BoD, the equity-based compensation for 2019, 2018 and 2017 was entirely comprised of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2019: USD / CHF 0.99; 2018: USD / CHF 0.98; 2017: USD / CHF 1.00)

The independent members of the BoD do not have employment or service contracts with UBS AG, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.3 million (CHF 7.3 million) in 2019, USD 7.6 million (CHF 7.4 million) in 2018 and USD 7.1 million (CHF 7.1 million) in 2017.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.19	31.12.18
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	0	0
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	6,609,848	5,676,989
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, no shares were held by close family members of key management personnel on 31 December 2019

and 95,597 shares were held by close family members of key management personnel on 31 December 2018. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2019 and 31 December 2018. Refer to Note 30 for more information. As of 31 December 2019, no member of the BoD or EB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and EB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2019	2018
Balance at the beginning of the year	28	34
Additions	6	15
Reductions	(11)	(22)
Balance at the end of the year[2]	23	28
Balance at the end of the year (CHF million)[2,3]	22	27
1 All loans are secured loans. 2 No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2019 and 2018, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2019, 31 December 2018 and 31 December 2017, there were no outstanding balances related to such transactions. Furthermore, in 2019 and 2018, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2019 and 2018, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2019	2018
Carrying amount at the beginning of the year	829	565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.19	31.12.18
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	1,598	4

Refer to Note 31 for an overview of investments in associates and joint ventures

f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG

USD million	31.12.19	31.12.18
Receivables
Loans and advances to customers	1,255	1,161
Financial assets at fair value held for trading	180	139
Other financial assets measured at amortized cost	60	105
Payables
Customer deposits	2,314	2,152
Funding from UBS Group AG and its subsidiaries	47,866	41,202
Other financial liabilities measured at amortized cost	1,829	1,711
Other financial liabilities designated at fair value[1]	217
1 Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.